Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands		Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Schedule of Other Non-Current Assets [Abstract]
Deposits	[1]	¥ 1,660		¥ 1,865
Long-term loan receivables				54
Total		¥ 1,660	$ 241	¥ 1,919

[1]	Deposits mainly consisted of rental deposits and deposit for online stores operated on third party platforms, which will be collected after one year.